Financial risk management (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Disclosure of detailed information about foreign exchange risk [Table Text Block]
	As at	As at
	October 31,	October 31,
	2025	2024
	CAD	CAD
Cash	$232,612	$34,362
Other receivables	$20,548	$10,182
Trade payables and other liabilities	$371,095	$439,667
Convertible debentures	$2,844,085	$2,738,716
Debenture payable	$52,031	$52,031
Derivative liabilities	$267,787	$2,010,760
Warrant liabilities	$1,056,434	$1,514,051
Long-term loan	$65,351	$62,351

Disclosure of detailed information about maturity of trade payables [Table Text Block]
	As at	As at
	October 31,	October 31,
	2025	2024
Over 30 days past billing date	$264,806	$336,575
	$264,806	$336,575

Disclosure of detailed information about maturity of convertible debentures and derivative liabilities [Table Text Block]
	As at October 31,		As at October 31,
	2025		2024
	Convertible debentures	Debenture payable	Convertible debentures	Debenture payable
Less than three months	$2,553,796	$37,119	$2,492,556	$37,389
Three to six months	1,644,597	-	1,376,673	-
Six to twelve months	443,750	-	171,250	-
	$4,642,143	$37,119	$4,040,479	$37,389

Disclosure of detailed information about maturity of warrant liabilities [Table Text Block]
	As at	As at
	October 31,	October 31,
	2025	2024
Less than one year	$-	$-
Between one to five years	753,660	1,087,997
Greater than five years	-	-
	$753,660	$1,087,997

Disclosure of detailed information about maturity of long term debt liabilities [Table Text Block]
	As at	As at
	October 31,	October 31,
	2025	2024
Less than one year	$-	$-
Between one to five years	49,732	49,477
Greater than five years	-	-
	$49,732	$49,477